Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	8 Months Ended	12 Months Ended	13 Months Ended	20 Months Ended	25 Months Ended	32 Months Ended	37 Months Ended	44 Months Ended	49 Months Ended	56 Months Ended	61 Months Ended	68 Months Ended	73 Months Ended	80 Months Ended
	Dec. 02, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,381			$ 12,550		$ 15,770		$ 12,741		$ 16,049		$ 19,869		$ 23,276
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000		$ 11,119			$ 13,165		$ 16,944		$ 13,876		$ 17,523		$ 21,907		$ 25,824
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		11,119			13,165		16,944		13,876		17,523		21,907		25,824
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Accumulated Value	10,000		10,360			11,169		12,427		10,631		12,570		13,051		17,126
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,396			12,471		14,320		11,393		13,322		14,859		16,762
Victory U.S. Small Cap Volatility Weighted BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name					Victory US Small Cap Volatility Weighted BRI Index
Accumulated Value	10,000		10,344			11,444		14,928		12,996		15,382		17,258		18,616
Victory US Large/Mid Cap Volatility Weighted BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name					Victory US Large/Mid Cap Volatility Weighted BRI Index
Accumulated Value		10,000		10,939			12,605		15,942		14,038		16,275		18,508		19,928
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		10,918			11,223		14,047		12,988		14,477		16,557		19,190
Victory U.S. Large Cap High Dividend Volatility Weighted BRI Ind
Account Value [Line Items]
Line Graph and Table Measure Name					Victory US Large Cap High Dividend Volatility Weighted BRI Index
Accumulated Value		$ 10,000		$ 10,937			$ 10,859		$ 13,987		$ 13,813		$ 15,134		$ 17,039		$ 18,538
Victory International 500 Volatility Weighted BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name					Victory International Volatility Weighted BRI Index
Accumulated Value	$ 10,000		$ 10,339			$ 11,221		$ 12,419		$ 10,245		$ 12,054		$ 12,478		$ 16,996